Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Summary of Revenue
The revenues as of December 31, 2024, 2023 and 2022, are summarized as follows:

	2024	2023	2022
Maritime
Offshore vessels	$803,027	$462,801	$527,571
Parcel tankers	193,943	246,291	351,539
Fuel oil transportation	264,742	57,220	-
Shipping agencies	1,497	29,217	31,379
Commercialization of hydrocarbons	19,785	-	-
Maritime administration services (a)	-	-	16,343
Bulk carrier (b)	-	-	304,269

Maritime infrastructure
Shipyard	262,220	200,496	118,441

Logístics, ports and terminals
Intermodal terminal	39,876	37,991	38,910
Repair of containers	3,471	21,008	110,966
Automotive services	12,389	8,036	5,442
Port services	6,206	6,080	5,659

Warehousing and other businesses
Warehousing	146,420	149,507	172,537
Total consolidated revenue	$1,753,576	$1,218,647	$1,683,056